CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income	$ 79,326	$ 125,539	$ 107,437
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	8,483	7,879	8,217
Amortization of prepaid land leases	384	264	270
Amortization of intangible assets	300	311	801
Allowance for doubtful accounts	690	2,119	8,033
(Gain) loss on disposal of long-lived assets	(67)	13	(2,053)
Impairment loss on property, plant and equipment	17
Goodwill impairment charge	35,767	11,623
Share of net loss (income) of equity investees	(3,131)	(404)	1,571
Dividends received from an equity investee		3,865
Gains on deconsolidation of subsidiaries where the Company retains an equity interest		(5,768)
Gains on disposal of an investment of an equity investee	(5,763)
Share-based compensation expenses	410	238	1,207
Deferred income tax (benefit) expenses	6,414	(6,197)	(1,525)
Accretion of convertible bond	57	230	230
Fair value adjustments of a bifurcated derivative		346	(75)
Changes in operating assets and liabilities:
Accounts receivable and retention	30,894	(33,782)	(28,283)
Costs and estimated earnings in excess of billings	3,186	(2,757)	1,817
Inventories	(6,474)	(3,773)	(11,429)
Advances to suppliers	(4,745)	(5,357)	232
Other receivables	(1,897)	2,647	(9,973)
Prepaid expenses	(19)	62	(84)
Due from related parties	11,988	6,600	1,286
Accounts payable	15,010	(14,027)	4,113
Deferred revenue	1,825	10,836	28,150
Accruals and other payable	(1,663)	11,488	(3,163)
Due to related parties	(1,819)	(1,494)	3,023
Income tax payable	3,335	1,740	(1,124)
Other tax payables	2,616	(11,720)	(2,959)
Net cash provided by operating activities	175,124	100,521	105,719
Cash flows from investing activities:
Time deposits placed with banks	(426,846)	(256,328)	(179,194)
Maturity of time deposits	242,174	245,880	137,839
Purchases of property, plant and equipment	(8,098)	(3,488)	(2,304)
Prepayments for land lease		(7,099)
Proceeds from disposal of property, plant and equipment	983	301	376
Investments made in equity investees			(5,882)
Dividends received in excess of cumulative equity in earnings from an equity investee		8,920
Deconsolidation of subsidiary, ,net of cash disposed		(1,878)
Acquisition of a subsidiary, net of cash acquired	(251)		(583)
Purchase of equity investments		(740)
Proceeds received from disposal of equity investments	4,458	4,544
Net cash used in investing activities	(187,580)	(9,888)	(49,748)
Cash flows from financing activities:
Proceeds from short-term bank loans	2,371	5,908	5,942
Repayments of short-term bank loans	(4,243)	(6,875)	(11,334)
Proceeds from long-term bank loans	15,423	730	984
Repayments of long-term bank loans	(437)	(512)	(548)
Capital contributions from a subsidiaries' non-controlling interest shareholders	2,139	1,456
Payment of dividends	(12,713)	(10,862)	(7,241)
Principal repayment of convertible bond	(20,753)
Net cash used in financing activities	(18,213)	(10,155)	(12,197)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(8,621)	(9,400)	5,839
Net increase (decrease) in cash, cash equivalents and restricted cash	(39,290)	71,078	49,613
Cash, cash equivalents and restricted cash, beginning of year	358,387	287,309	237,696
Cash, cash equivalents and restricted cash, end of year	319,097	358,387	287,309
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Total cash, cash equivalents and restricted cash	319,097	358,387	287,309
Supplemental disclosures of cash flow information:
Interest expense paid	306	575	462
Income tax paid	8,772	24,855	24,896
Supplemental disclosures of non-cash information:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	$ 6,759	3,205	4,374
Acquisition of equity interest with non-cash consideration			$ 2,345
Disposal of shares of a subsidiary		$ 4,110